Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders
Cavanal Hill Funds:
In planning and performing our audits of the financial statements of Cavanal Hill Funds (the Funds)
(comprised of the U.S. Treasury Fund, Government
Securities Money Market Fund, Limited Duration Fund,
Moderate Duration Fund, Bond Fund, Strategic Enhanced
Yield Fund, Ultra Short Tax-Free Income Fund,
Opportunistic Fund, World Energy Fund, and Hedged
Income Fund) as of and for the year ended August 31,
2023, in accordance with the standards of the Public
Company Accounting Oversight Board (United States),
we considered the Funds' internal control over
financial reporting, including controls over
safeguarding securities, as a basis for designing
our auditing procedures for the purpose of expressing
our opinion on the financial statements and to comply
with the requirements of Form N-CEN, but not for the
purpose of expressing an opinion on the effectiveness
of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Management of the Funds is responsible for establishing
and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.
A company's internal control over financial reporting
is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external
purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that
(1) pertain to the maintenance of records that, in
reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition
of the company's assets that could have a material
effect on the financial statements.
Because of its inherent limitations, internal control
over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes
in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course
of performing their assigned functions, to prevent or
detect misstatements on a timely basis. A material
weakness is a deficiency, or a combination of deficiencies,
in internal control over financial reporting, such that
there is a reasonable possibility that a material
misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose
all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However,
we noted no deficiencies in the Funds' internal control
over financial reporting and its operation, including
controls over safeguarding securities, that we consider to
be a material weakness as defined above as of August 31, 2023.
/s/ KPMG LLP
Columbus, Ohio
October 26, 2023